FAIR VALUE AND RISK MANAGEMENT - Contractual Maturities (Details) - CAD CAD in Thousands	Dec. 31, 2017	Dec. 31, 2016
Contractual maturities
Unsecured debentures	CAD 650,000	CAD 650,000
Cross currency interest rate swaps	61,466	10,641
Bank indebtedness	32,552
Interest payments: Unsecured debentures, net of cross currency interest rate swap savings	89,798
Interest payments: Bank indebtedness	4,799
Tenant allowance payable	9,029
Accounts payable and accrued liabilities	43,342	31,465
Distributions payable	10,647	CAD 10,226
Total payments	901,633
Not later than 1 year
Contractual maturities
Interest payments: Unsecured debentures, net of cross currency interest rate swap savings	17,288
Interest payments: Bank indebtedness	944
Tenant allowance payable	9,029
Accounts payable and accrued liabilities	42,529
Distributions payable	10,647
Total payments	80,437
2019
Contractual maturities
Interest payments: Unsecured debentures, net of cross currency interest rate swap savings	17,288
Interest payments: Bank indebtedness	944
Accounts payable and accrued liabilities	390
Total payments	18,622
2020
Contractual maturities
Interest payments: Unsecured debentures, net of cross currency interest rate swap savings	17,288
Interest payments: Bank indebtedness	944
Accounts payable and accrued liabilities	423
Total payments	18,655
2021
Contractual maturities
Unsecured debentures	250,000
Cross currency interest rate swaps	19,429
Interest payments: Unsecured debentures, net of cross currency interest rate swap savings	17,288
Interest payments: Bank indebtedness	944
Total payments	287,661
2022
Contractual maturities
Interest payments: Unsecured debentures, net of cross currency interest rate swap savings	10,323
Interest payments: Bank indebtedness	944
Total payments	11,267
Later than 5 years
Contractual maturities
Unsecured debentures	400,000
Cross currency interest rate swaps	42,037
Bank indebtedness	32,552
Interest payments: Unsecured debentures, net of cross currency interest rate swap savings	10,323
Interest payments: Bank indebtedness	79
Total payments	CAD 484,991